Income Tax Matters - Narrative (Details) € in Millions, PEN in Millions, BRL in Millions	1 Months Ended	12 Months Ended						24 Months Ended
	Aug. 31, 2015	Dec. 31, 2017 EUR (€) company	Dec. 31, 2017 BRL	Dec. 31, 2016 EUR (€) company	Dec. 31, 2016 PEN	Dec. 31, 2015 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 PEN	Dec. 31, 2017 BRL company	Dec. 31, 2016 PEN company	Dec. 31, 2015 PEN
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Number of consolidated tax group companies | company		45		58						45	58
Deferred tax assets		€ 7,820		€ 8,229		€ 8,675
Disposal of deferred tax assets		192		224
Reclassified tax liabilities				237
Unused tax losses for which no deferred tax asset recognised				755
Disposal of deferred tax liability				112
Deferred tax liabilities		2,145		2,395		2,550
Income tax expense		1,219		846		155
Corporate income tax assessment							€ 135
Positive tax effect of impairment of goodwill		1,226
Amortized goodwill for tax purposes		215		147
Losses on litigation settlements		4,781	BRL 18,968	431	PEN 1,521			€ 80	PEN 286
Other provisions		4,856		4,944
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		5,875		6,899
Deferred tax liabilities		4,834		5,305
Derecognized tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		98		866
Workforce restructuring plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		84		334
Limit on deductible financial expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		134
Additions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax relating to items credited (charged) directly to equity				69
Disposals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax relating to items credited (charged) directly to equity				(64)
July 2015 tax inspection
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense				206
Telefónica Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				112
Telefónica Germany | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		162		427
Telefónica Germany | Derecognized tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				201
Telefonica Venezolana | Hyperinflation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense		138
Telefónica Germany Holdings Ltd. Holding company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized		82
Applied tax loss carryforwards		78
Telefonica, S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		7,820		8,229
Deferred tax liabilities reclassified		229
Other provisions		4,856		4,944		4,098
Telefonica, S.A. | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,858		1,727
Telefonica, S.A. | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		3,186		3,989
Group 3G UMTS Holding
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				115
Group 3G UMTS Holding | Tax loss carryforwards applied
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				89
Colombia Telecomunicaciones, S.A., ESP
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capitalized tax loss carryforward		163
Colombia Telecomunicaciones, S.A., ESP | Debt with PARAPAT
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		324
Colombia Telecomunicaciones, S.A., ESP | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		233
Colombia Telecomunicaciones, S.A., ESP | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		63
Telefónica Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized		198
Amortized goodwill for tax purposes		1,196								BRL 4,744
Other provisions		1,693		1,858
Telefónica Brazil | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)		(258)
Disposal of deferred tax assets		281
Telefónica Brazil | Goodwill amortized for tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		317
Telefónica Móviles Chile, S.A. | Merger
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		193
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,500		1,617
Disposal of deferred tax assets		134		866
Unused tax losses for which no deferred tax asset recognised		1,283
Unused tax loss carryforwards		11,132
Spain | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		71		755
Spain | Total unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,858
Spain | Telefonica, S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)		(24)
Disposal of deferred tax assets		96
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		472
Unused tax losses for which no deferred tax asset recognised		6,500
Hispanoamérica
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		799
Unused tax losses for which no deferred tax asset recognised		165
Telefónica Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of dispute that accounts for total amount under litigation	75.00%
Taxes | Telefónica Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other provisions		902		911
Taxes | Telefónica Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other provisions		€ 425		€ 464		€ 431					PEN 1,653	PEN 1,521